Other Non-Current assets (Schedule of Other Non-Current Assets) (Details) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Disclosure of Other Non-Current assets [Abstract]
Qoros put option	[1]	$ 55,575	$ 65,668
Others		2,142	2,142
Total other non-current assets		$ 57,717	$ 67,810

[1]	Refer to Note 9.B.b.2.